Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ 405	$ (92)	$ 1,173
Current-period change, Foreign currency items	(227)	497	(1,265)
Ending balance, Foreign currency items	178	405	(92)
Beginning balance, Defined benefit pension plans	(754)	(693)	(678)
Current-period change, Defined benefit pension plans	36	(61)	(15)
Ending balance, Defined benefit pension plans	(718)	(754)	(693)
Beginning balance, Accumulated other comprehensive income (loss)	(349)	(785)	495
Current-period change, Accumulated other comprehensive income (loss)	(191)	436	(1,280)
Ending balance, Accumulated other comprehensive income (loss)	$ (540)	$ (349)	$ (785)